Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	The Group's activities are organised into two financial reporting segments: Retail and Commercial Banking.
Net interest income	£ 6,068		£ 6,402
Other income	2,546
Other income, net of insurance claims			2,518
Total income	8,614		8,920
Costs	(4,669)		(5,766)
Trading surplus	3,945		3,154
Impairment	(589)		(430)
Profit on disposal			1,010
Profit before tax	3,356		3,734
External revenue	8,614		8,920
Profit for the period	2,593	£ 1,217	3,000
Total assets	592,919	593,524	692,219
Total liabilities	552,596	£ 553,774	651,575
Continuing operations
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	6,068		6,391
Other income, net of insurance claims			2,122
Total income	8,614		8,513
Costs	(4,669)		(5,729)
Trading surplus	3,945		2,784
Impairment			(430)
Profit before tax	3,356		2,354
External revenue			8,513
Total assets			692,219
Total liabilities			651,575
Discontinued operations
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	11		11
Other income, net of insurance claims			692
Total income	2,066		703
Costs	(333)		(333)
Trading surplus	370		370
Profit on disposal			1,010
Profit before tax			1,380
External revenue			703
Total underlying income, net of insurance claims	703
Operating segments [member] | Retail
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	4,325		4,485
Other income	1,010
Other income, net of insurance claims			1,049
Total income	5,335		5,534
Costs	(2,912)		(3,590)
Trading surplus	2,423		1,944
Impairment	(556)		(460)
Profit before tax	1,867		1,484
External revenue	6,444		6,422
Inter-segment revenue	(1,109)		(888)
Total assets	346,908		350,448
Total liabilities	259,367		262,217
Operating segments [member] | Commercial Banking
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	1,368		1,513
Other income	461
Other income, net of insurance claims			808
Total income	1,829		2,321
Costs	(926)		(1,140)
Trading surplus	903		1,181
Impairment	(64)		6
Profit before tax	839		1,187
External revenue	547		586
Inter-segment revenue	1,282		1,735
Total assets	98,909		170,542
Total liabilities	128,733		212,994
Operating segments [member] | Other [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	375		393
Other income	1,075
Other income, net of insurance claims			265
Total income	1,450		658
Costs	(831)		(999)
Trading surplus	619		(341)
Impairment	31		24
Profit before tax	650		(317)
External revenue	1,623		1,505
Inter-segment revenue	(173)		(847)
Total assets	147,102		171,229
Total liabilities	£ 164,496		176,364
Adjustments
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Other income, net of insurance claims			(296)
Total income			(296)
Costs			296
External revenue			£ (296)